Securities - Summary of Gross Unrealized Losses and Fair Value of Securities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Available For Sale Securities [Line Items]
Total temporarily impaired securities, Available-for-sale securities, Less Than 12 Months, Fair Value	$ 18,006	$ 102,112	$ 9,276
Total temporarily impaired securities, Available-for-sale securities, Less Than 12 Months, Unrealized Loss	(102)	(620)	(180)
Total temporarily impaired securities, Available-for-sale securities, 12 Months or More, Fair Value		494	496
Total temporarily impaired securities, Available-for-sale securities, 12 Months or More, Unrealized Loss		(6)	(4)
Total temporarily impaired securities, Available-for-sale securities, Fair Value	18,006	102,606	9,772
Total temporarily impaired securities, Available-for-sale securities, Unrealized Loss	(102)	(626)	(184)
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Fair Value	13,194	111,824	24,319
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Unrealized Loss	(25)	(1,149)	(182)
Total temporarily impaired securities, Held-to-maturity securities, 12 Months or More, Fair Value	44,399	103,105	146,980
Total temporarily impaired securities, Held-to-maturity securities, 12 Months or More, Unrealized Loss	(743)	(2,106)	(2,120)
Total temporarily impaired securities, Held-to-maturity securities, Fair Value	57,593	214,929	171,299
Total temporarily impaired securities, Held-to-maturity securities, Unrealized Loss	(768)	(3,255)	(2,302)
U.S. Government-Sponsored Entities [Member]
Schedule Of Available For Sale Securities [Line Items]
Total temporarily impaired securities, Available-for-sale securities, Less Than 12 Months, Fair Value	4,719	9,923	6,777
Total temporarily impaired securities, Available-for-sale securities, Less Than 12 Months, Unrealized Loss	(26)	(77)	(162)
Total temporarily impaired securities, Available-for-sale securities, Fair Value	4,719	9,923	6,777
Total temporarily impaired securities, Available-for-sale securities, Unrealized Loss	(26)	(77)	(162)
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Fair Value		2,643
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Unrealized Loss		(26)
Total temporarily impaired securities, Held-to-maturity securities, Fair Value		2,643
Total temporarily impaired securities, Held-to-maturity securities, Unrealized Loss		(26)
Residential Mortgage-Backed Securities (Issued by Government-Sponsored Entities) [Member]
Schedule Of Available For Sale Securities [Line Items]
Total temporarily impaired securities, Available-for-sale securities, Less Than 12 Months, Fair Value	10,306	89,235	2,499
Total temporarily impaired securities, Available-for-sale securities, Less Than 12 Months, Unrealized Loss	(57)	(497)	(18)
Total temporarily impaired securities, Available-for-sale securities, Fair Value	10,306	89,235	2,499
Total temporarily impaired securities, Available-for-sale securities, Unrealized Loss	(57)	(497)	(18)
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Fair Value	10,469	99,181	18,093
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Unrealized Loss	(15)	(1,077)	(30)
Total temporarily impaired securities, Held-to-maturity securities, 12 Months or More, Fair Value	35,829	87,992	121,617
Total temporarily impaired securities, Held-to-maturity securities, 12 Months or More, Unrealized Loss	(189)	(1,629)	(1,480)
Total temporarily impaired securities, Held-to-maturity securities, Fair Value	46,298	187,173	139,710
Total temporarily impaired securities, Held-to-maturity securities, Unrealized Loss	(204)	(2,706)	(1,510)
Corporate [Member]
Schedule Of Available For Sale Securities [Line Items]
Total temporarily impaired securities, Available-for-sale securities, Less Than 12 Months, Fair Value	2,981	2,954
Total temporarily impaired securities, Available-for-sale securities, Less Than 12 Months, Unrealized Loss	(19)	(46)
Total temporarily impaired securities, Available-for-sale securities, Fair Value	2,981	2,954
Total temporarily impaired securities, Available-for-sale securities, Unrealized Loss	(19)	(46)
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Fair Value		5,505	4,296
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Unrealized Loss		(12)	(141)
Total temporarily impaired securities, Held-to-maturity securities, 12 Months or More, Fair Value	7,103	7,253	8,483
Total temporarily impaired securities, Held-to-maturity securities, 12 Months or More, Unrealized Loss	(546)	(360)	(231)
Total temporarily impaired securities, Held-to-maturity securities, Fair Value	7,103	12,758	12,779
Total temporarily impaired securities, Held-to-maturity securities, Unrealized Loss	(546)	(372)	(372)
Equity Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Total temporarily impaired securities, Available-for-sale securities, 12 Months or More, Fair Value		494	496
Total temporarily impaired securities, Available-for-sale securities, 12 Months or More, Unrealized Loss		(6)	(4)
Total temporarily impaired securities, Available-for-sale securities, Fair Value		494	496
Total temporarily impaired securities, Available-for-sale securities, Unrealized Loss		(6)	(4)
Small Business Administration Loan Pools [Member]
Schedule Of Available For Sale Securities [Line Items]
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Fair Value		1,315
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Unrealized Loss		(5)
Total temporarily impaired securities, Held-to-maturity securities, 12 Months or More, Fair Value	1,467	1,560	1,720
Total temporarily impaired securities, Held-to-maturity securities, 12 Months or More, Unrealized Loss	(8)	(40)	(58)
Total temporarily impaired securities, Held-to-maturity securities, Fair Value	1,467	2,875	1,720
Total temporarily impaired securities, Held-to-maturity securities, Unrealized Loss	(8)	(45)	(58)
State and Political Subdivisions [Member]
Schedule Of Available For Sale Securities [Line Items]
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Fair Value	2,725	3,180	1,930
Total temporarily impaired securities, Held-to-maturity securities, Less Than 12 Months, Unrealized Loss	(10)	(29)	(11)
Total temporarily impaired securities, Held-to-maturity securities, 12 Months or More, Fair Value		6,300	15,160
Total temporarily impaired securities, Held-to-maturity securities, 12 Months or More, Unrealized Loss		(77)	(351)
Total temporarily impaired securities, Held-to-maturity securities, Fair Value	2,725	9,480	17,090
Total temporarily impaired securities, Held-to-maturity securities, Unrealized Loss	$ (10)	$ (106)	$ (362)